Fair value measurements (Tables)	12 Months Ended
Mar. 31, 2026
Text block 1 [Abstract]
Disclosure of Fair Values of Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the fair values of the assets and liabilities measured at fair value on a recurring basis. Transfers between levels of fair value are recognized at the date of the event or change in circumstances that caused the transfer:

	Yen in millions
	March 31, 2025
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	110,516	110,488	10,710	231,713
Stocks	—	—	46,215	46,215
Investment trusts	286,799	331,429	—	618,228
Interest rate and currency swap	—	395,588	—	395,588
Foreign exchange forward, option and other contracts	—	62,991	24,800	87,790

Total	397,315	900,495	81,724	1,379,534

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds	4,487,174	4,571,862	19,401	9,078,437
Stocks	3,054,754	—	192,131	3,246,885
Other	10,947	—	—	10,947

Total	7,552,875	4,571,862	211,532	12,336,269

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Interest rate and currency swap	—	(303,670)	—	(303,670)
Foreign exchange forward, option and other contracts	—	(16,211)	—	(16,211)

Total	—	(319,881)	—	(319,881)
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	Yen in millions
	March 31, 2026
	Level 1	Level 2	Level 3	Total
Other financial assets:
Financial assets measured at fair value through profit or loss
Public and corporate bonds	123,344	132,079	12,200	267,623
Stocks	—	—	884,667	884,667
Investment trusts	352,452	295,737	—	648,189
Interest rate and currency swap	—	414,706	—	414,706
Foreign exchange forward, option and other contracts	—	12,947	51,795	64,741

Total	475,796	855,468	948,661	2,279,925

Financial assets measured at fair value through other comprehensive income
Public and corporate bonds (Note 1)	4,449,366	3,084,093	19,447	7,552,906
Stocks (Note 2)	3,311,613	—	263,565	3,575,178
Other	9,855	—	—	9,855

Total	7,770,835	3,084,093	283,011	11,137,940

Other financial liabilities:
Financial liabilities measured at fair value through profit or loss
Interest rate and currency swap	—	(300,486)	—	(300,486)
Foreign exchange forward, option and other contracts	—	(57,469)	—	(57,469)

Total	—	(357,955)	—	(357,955)

Disclosure of Changes in Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis
The following table summarizes the changes in Level 3 assets and liabilities measured at fair value on a recurring basis for the years ended March 31, 2025 and 2026:

	Yen in millions
	For the year ended March 31, 202 5
	Public and corporate bonds	Stocks	Foreign exchange forward, option and other contracts	Total
Balance at beginning of year	31,170	401,089	—	432,259
Total gains (losses)
Net income (loss)	(8)	(87,665)	24,800	(62,873)
Other comprehensive income (loss)	—	(40,717)	—	(40,717)
Purchases and issuances	9,572	36,330	—	45,902
Sales and settlements	(9,210)	(1,035)	—	(10,245)
Transfer to (from) Level 3	(3,125)	(77,884)	—	(81,009)
Others	1,711	8,228	—	9,939

Balance at end of year	30,111	238,346	24,800	293,257

Unrealized gains or losses included in profit or loss on assets held at March 31	(76)	(87,665)	—	(87,741)

Total	(76)	(87,665)	—	(87,741)

	Yen in millions
	For the year ended March 31, 2026
	Public and corporate bonds	Stocks	Foreign exchange forward, option and other contracts	Total
Balance at beginning of year	30,111	238,346	24,800	293,257
Total gains (losses)
Net income (loss)	35	8,074	25,277	33,386
Other comprehensive income (loss)	—	17,978	—	17,978
Purchases and issuances	9,692	857,263	—	866,955
Sales and settlements	(7,399)	(4,801)	—	(12,200)
Transfer to (from) Level 3	(1,452)	—	—	(1,452)
Others	659	31,371	1,718	33,749

Balance at end of year (Note)	31,646	1,148,232	51,795	1,231,673

Unrealized gains or losses included in profit or loss on assets held at March 31	25	8,074	25,277	33,376

Total	25	8,074	25,277	33,376

(Note) Includes 21,322 million yen of “Assets held for sale” recorded on the consolidated statement of financial position.

Disclosure of Carrying Amount And Fair Value of Financial Assets And Liabilities
The following table summarizes the carrying amount and the fair value of financial assets and liabilities measured on an amortized cost basis:

	Yen in millions
	March 31, 2025
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Receivables related to financial services	33,625,035	—	—	34,004,152	34,004,152
Interest-bearing liabilities
Long-term debt (Including current portion)	32,795,058	—	25,706,416	6,972,698	32,679,114

	Yen in millions
	March 31, 2026
	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
Receivables related to financial services	38,966,655	—	—	39,407,482	39,407,482
Interest-bearing liabilities
Long-term debt (Including current portion)	36,795,373	—	29,046,698	7,653,684	36,700,382